Oil and Natural Gas Interests (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2013		Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Subject to depletion	$ 287,732		$ 317,667
Total not subject to depletion	160,302	[1]	135,642
Gross oil and natural gas interests	448,034	[1]	453,309
Less accumulated depletion	(5,199)	[1]	(16,830)
Oil and natural gas interests, net	442,835	[1]	436,479
Incurred in 2014 [Member]
Property, Plant and Equipment [Line Items]
Total not subject to depletion	0		5,275
Incurred in 2013 [Member]
Property, Plant and Equipment [Line Items]
Total not subject to depletion	$ 160,302		$ 130,367
Minimum [Member]
Property, Plant and Equipment [Line Items]
Number of years until unevaluated properties are included in full cost pool	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of years until unevaluated properties are included in full cost pool	5 years		5 years

[1]	See Note 1 for information regarding the basis of financial statement presentation.